(Loss)/Profit For The Year (Details) - Schedule of profit for the year - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of profit for the year [Abstract]
Cost of inventories recognized as expenses	$ 8,355,528	$ 10,583,791	$ 20,398,829
Taxes and surcharges	22,202	130,728	112,108
Cost of sales	8,377,731	10,714,519	20,510,936
Depreciation of property, plant and equipment	771,130	671,262	1,172,809
Amortization of land use rights and trademarks	13,980	13,992	14,545
Amortization of prepayments and premiums under operating leases	94,699	96,743	104,206
Provision (Reversal) of inventory obsolescence	(42,884)	145,747	196,124
Provision of bad debt allowance	2,334,410	1,028,972
Provision of impairment loss in property			13,311,557
Profit for the year	$ 3,171,335	$ 1,665,222	$ 14,799,241